1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000
June 4, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Healthcare & WellnessRx Trust Securities Act File No. 333-166168 Investment Company Act File No. 811-22021
Ladies and Gentlemen:
     On behalf of The Gabelli Healthcare & WellnessRx Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission pre-effective amendment No. 1 to the Fund’s Registration Statement on Form N-2.
     Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1262.
Very truly yours,
/s/ David Joire
David Joire
Enclosures

cc:	Bruce N. Alpert, The Gabelli Healthcare & WellnessRX Trust
Peter D. Goldstein, The Gabelli Healthcare & WellnessRx Trust
Carter W. Austin, The Gabelli Healthcare & WellnessRx Trust
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
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